united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22483

Copeland Trust

(Exact name of registrant as specified in charter)

Eight Tower Bridge, 161 Washington St., Suite #1325, Conshohocken, PA 19428

(Address of principal executive offices) (Zip code)

Richard Malinowski

Gemini Fund Services, LLC, 80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 11/30/19

Date of reporting period: 2/28/19

Item 1. Schedule of Investments.

Copeland Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2019
Shares	Security			Market Value

	COMMON STOCK - 26.4%
	ELECTRIC - 5.2%
78,677	Excel Energy, Inc.			$4,316,220
44,879	WEC Energy Group, Inc.			3,423,370
				7,739,590
	ENERGY- ALTERNATE SOURCES - 2.3%
303,722	Algonquin Power & Utilities Corp.			3,368,277

	GAS - 5.1%
33,810	Atmos Energy Corp.			3,342,118
16,955	Chesapeake Utilities Corp.			1,526,120
51,236	UGI Corp.			2,812,856
				7,681,094
	INTERNET - 1.7%
50,933	Cogent Communications Holdings, Inc.			2,480,946

	MEDIA - 5.0%
3,355	Cable One, Inc.			3,183,861
110,671	Comcast Corp.			4,279,648
				7,463,509
	UTILITIES - 7.1%
35,167	American States Water Co.			2,501,429
34,248	American Water Works Co., Inc.			3,480,282
24,601	NextEra Energy, Inc.			$4,618,100
				10,599,811

	TOTAL COMMON STOCK (Cost - $33,834,607)			39,333,227

Principal		Interest	Maturity
Amount		Rate %	Date
	U.S GOVERNMENT OBLIGATIONS - 72.4%
$109,000,000	U.S Treasury Note	1.875	6/30/2020	108,037,735
	TOTAL U.S GOVERNMENT OBLIGATIONS (Cost - $108,062,104)

	TOTAL INVESTMENTS - 98.8% (Cost - $141,896,711)			$147,370,962
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%			1,754,123
	NET ASSETS - 100.0%			$149,125,085

Copeland International Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2019
Shares	Security	Market Value

	COMMON STOCK - 52.1%
	AGRICULTURE - 3.2%
7,266	British American Tobacco PLC	$267,147
4,556	Philip Morris International, Inc.	396,098
		663,245
	BEVERAGES - 6.2%
13,905	Diageo PLC	539,983
5,063	Heineken Holding NV	489,780
1,360	Pernod Ricard SA	234,324
		1,264,087
	COSMETICS/PERSONAL CARE - 10.0%
4,627	Kao Corp.	351,265
1,933	L'Oreal SA	488,058
3,400	Shiseido Co. Ltd.	225,177
13,400	Unicharm Corp.	427,392
10,272	Unilever NV - ADR	556,919
		2,048,811
	ELECTRIC - 5.2%
34,500	CLP Holdings Ltd.	408,793
12,362	Fortis, Inc.	445,389
9,833	Red Electrica Corp SA	212,677
		1,066,859
	ENERGY- ALTERNATE SOURCES - 1.1%
20,580	Algonquin Power & Utilities Corp.	228,146

	ENGINEERING & CONSTRUCTION - 1.8%
43,045	CK Infrastructure Holdings Ltd.	358,705

	FOOD - 8.3%
6,171	Danone SA	466,604
34,181	Hilton Food Group PLC	422,474
3,799	Kerry Group PLC	391,212
4,645	Nestle SA	420,939
		1,701,229
	GAS - 2.2%
7,674	Rubis SCA	454,515

	HOUSEHOLD PRODUCTS - 1.1%
2,349	Henkel AG & Co. KGaA	234,993

	MEDIA - 2.6%
21,985	Quebecor, Inc.	533,683

	RETAIL - 1.7%
1,869	Cosmos Pharmaceutical Corp.	342,975

	TELECOMMUNICATIONS - 7.2%
10,988	BCE, Inc.	488,244
22,000	China Mobile Ltd.	232,373
14,885	Deutsche Telekom AG	245,638
20,700	KDDI Corp.	500,964
		1,467,219

Copeland International Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2019
Shares	Security				Market Value

	COMMON STOCK - 52.1% (Continued)
	WATER - 1.5%
30,480	Pennon Group PLC				$315,511

	TOTAL COMMON STOCK (Cost - $10,338,396)				10,679,978

Principal			Interest	Maturity
Amount			Rate %	Date
	U.S GOVERNMENT OBLIGATIONS - 36.7%
$7,600,000	U.S Treasury Notes		1.875	6/30/2020	7,532,906
	TOTAL U.S GOVERNMENT OBLIGATIONS (Cost - $7,519,244)

	NON U.S GOVERNMENT OBLIGATIONS - 8.6%
1,300,000	U.K. Treasury Gilt		2.000	7/20/2020	$1,757,388
	TOTAL NON U.S GOVERNMENT OBLIGATIONS (Cost - $1,694,959)

	TOTAL INVESTMENTS - 97.4% (Cost - $19,552,599)				$19,970,272
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.6%				535,145
	NET ASSETS - 100.00%				$20,505,417

ADR - American Depositary Receipt.
PLC - Public Limited Company

	Country	Percent of Total Invesmtnets
	United States	39.7%
	Great Britain	19.3%
	Japan	9.2%
	Canada	8.5%
	France	8.2%
	Hong Kong	5.0%
	Netherlands	2.5%
	Germany	2.4%
	Switzerland	2.1%
	Ireland	2.0%
	Spain	1.1%
	Total Investments	100.0%

Copeland SMID Cap Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2019
Shares	Security	Market Value

	COMMON STOCK - 94.0%
	AEROSPACE & DEFENSE - 3.2%
296	Harris Corp.	$48,819
497	HEICO Corp.	46,584
		95,403
	BANKS - 3.8%
892	Bank OZK	29,258
1,715	Home BancShares, Inc.	33,408
671	Prosperity Bancshares, Inc.	49,956
		112,622
	CHEMICALS - 2.5%
237	International Flavors & Fragrances, Inc.	30,218
212	Quaker Chemical Corp.	44,306
		74,524
	COMMERCIAL SERVICES - 4.6%
776	Healthcare Services Group, Inc.	29,628
244	MarketAxess Holdings, Inc.	59,507
1,157	Service Corp. International	47,830
		136,965
	DISTRIBUTION/WHOLESALE - 3.4%
1,048	Core-Mark Holding Co., Inc.	33,022
507	KAR Auction Services, Inc.	23,905
271	Pool Corp.	43,235
		100,162
	DIVERSIFIED FINANCIAL SERVICES - 3.7%
951	Cohen & Steers, Inc.	39,714
407	Evercore, Inc.	37,485
847	Lazard Ltd.	31,703
		108,902
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.6%
242	Littelfuse, Inc.	46,728

	ELECTRONICS - 5.1%
5,700	ADT, Inc.	45,600
941	Badger Meter, Inc.	55,368
519	Synnex Corp.	50,924
		151,892
	ENVIRONMENTAL CONTROL - 1.5%
733	Tetra Tech, Inc.	43,995

	FOOD - 3.3%
583	Calavo Growers, Inc.	49,631
311	J&J Snack Foods Corp.	48,292
		97,923
	HAND/MACHINE TOOLS - 1.3%
237	Snap-on, Inc.	37,920

	HEALTHCARE PRODUCTS - 4.7%
465	Cantel Medical Corp.	34,187
459	ResMed, Inc.	47,015
475	STERIS PLC	57,456
		138,658

Copeland SMID Cap Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2019
Shares	Security	Market Value

	COMMON STOCK - 94.0% (Continued)
	HEALTHCARE SERVICES - 6.5%
152	Chemed Corp.	$50,084
718	Encompass Health Corp.	45,335
1,306	Ensign Group, Inc.	64,582
363	Quest Diagnostics, Inc.	31,418
		191,419
	HOUSEHOLD PRODUCTS - 1.8%
812	Church & Dwight Co., Inc.	53,430

	HOUSEWARES - 1.4%
594	Toro Co.	40,736

	INSURANCE - 1.4%
795	First American Financial Corp.	40,378

	INTERNET - 1.4%
854	Cogent Communications Holdings, Inc.	41,598

	LODGING - 1.2%
662	Wyndham Destinations, Inc.	34,801

	MACHINERY - CONSTRUCTION & MINING- 1.6%
906	BWX Technologies, Inc.	47,429

	MACHINERY - DIVERSIFIED - 3.2%
901	Cognex Corp.	48,113
346	Nordson Corp.	46,973
		95,086
	MEDIA - 3.6%
62	Cable One, Inc.	58,837
202	FactSet Research Systems, Inc.	47,504
		106,341
	OIL & GAS - 1.5%
1,766	Cabot Oil & Gas Corp.	43,479

	PIPELINES - 2.3%
2,627	Antero Midstream GP LP	33,547
736	Phillips 66 Partners LP	36,108
		69,655
	PRIVATE EQUITY - 1.2%
1,760	Kennedy-Wilson Holdings, Inc.	36,573

	REAL ESTATE INVESTMENT TRUSTS - 5.7%
351	Alexandria Real Estate Equities, Inc.	47,697
410	CoreSite Realty Corp.	41,923
1,930	Retail Opportunity Investments Corp.	33,138
582	Ryman Hospitality Properties, Inc.	47,136
		169,894

Copeland SMID Cap Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2019
Shares	Security	Market Value

	COMMON STOCK - 94.0% (Continued)
	RECREATIONAL PRODUCTS - 0.8%
363	Thor Industries, Inc.	$23,439

	RETAIL - 4.8%
300	Casey's General Stores, Inc.	40,422
191	Domino's Pizza, Inc.	47,930
567	Tractor Supply Co.	54,063
		142,415
	SEMICONDUCTORS - 3.1%
382	Cabot Microelectronics Corp.	43,204
657	Power Integrations, Inc.	48,000
		91,204
	SOFTWARE - 5.9%
338	Broadridge Financial Solutions, Inc.	34,223
565	j2 Global, Inc.	48,031
291	Jack Henry & Associates, Inc.	38,595
296	MSCI, Inc.	54,677
		175,526
	TELECOMMUNICATIONS - 1.1%
429	LogMeIn, Inc.	34,080

	TRANSPORTATION - 1.7%
831	Ryder System, Inc.	51,655

	UTILITIES - 5.1%
4,158	Algonquin Power & Utilities Corp.	46,112
858	American States Water Co.	61,030
452	American Water Works Co., Inc.	45,932
		153,074

	TOTAL COMMON STOCK (Cost - $2,549,617)	2,787,906

	TOTAL INVESTMENTS - 94.0% (Cost - $2,549,617)	$2,787,906
	OTHER ASSETS IN EXCESS OF LIABILITIES - 6.0%	177,130
	NET ASSETS - 100.00%	$2,965,036

PLC - Public Limited Company
LP - Limited Partnership

Copeland Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2019

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – The Funds’ securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued.  In the absence of a sale on the primary exchange, such securities shall be valued at the last mean on the primary exchange.  NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.   Short-term investments that mature in 60 days or less may be valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the adviser in accordance with procedures approved by the Trust’s Board of Trustees (the “Board”) and evaluated by the Board as to the reliability of the fair value method used.  (The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.)

Securities in which the International Fund invests may be traded in markets that close before 4:00 p.m. Eastern Time (“ET”).  In order to capture the developments that occur between the close of the foreign markets and 4:00 p.m. ET, the International Fund utilizes fair value prices as provided by an independent pricing vendor on a daily basis for those securities traded on a foreign exchange. The assets valued at fair value are reflected as level 2 assets in the table above.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2019 in valuing the Fund's assets carried at fair value:

Copeland Risk Managed Dividend Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$39,333,227	$-	$-	$39,333,227
U.S Government Obligations	-	108,037,735	-	108,037,735
Total	$39,333,227	$108,037,735	$-	$147,370,962

Copeland International Risk Managed Dividend Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$2,091,560	$8,588,418	$-	$10,679,978
U.S Government Obligations	-	7,532,906	-	7,532,906
Non U.S Government Obligations	-	1,757,388	-	1,757,388
Total	$2,091,560	$17,878,712	$-	$19,970,272

Copeland SMID Cap Dividend Growth
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$2,787,906	$-	$-	$2,787,906
Total	$2,787,906	$-	$-	$2,787,906

* See each Fund's Portfolio of Investments for industry classification.
The Funds did not hold any level 3 securities during the period.
There were no transfers into or out of Level 1, Level 2, and Level 3 during the current period presented.
It is the Funds' policy to record transfers in to or out of any Level at the end of the reporting period.

Copeland Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2019

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Aggregate Unrealized Appreciation and Depreciation (Tax Basis) – The identified cost of investments in securities owned by the Funds for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at February 28, 2019, were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciaion (Depreciation)
Risk Managed Dividend Growth Fund	$141,992,286	$5,498,620	$(119,944)	$5,378,676
International Risk Managed Dividend Growth Fund	19,702,812	802,014	(534,554)	267,460
SMID Cap Dividend Growth Fund	2,548,533	273,969	(34,596)	239,373

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Copeland Trust

By (Signature and Title)

/s/ Steven J. Adams

Steven J. Adams, Vice President, Treasurer and Principal Financial Officer

Date 4/26/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Steven J. Adams

Steven J. Adams, Vice President, Treasurer and Principal Financial Officer

Date 4/26/2019

By (Signature and Title)

/s/ Mark W. Giovanniello

Mark W. Giovanniello, Principal Executive Officer

Date 4/26/2019